POST EMPLOYMENT BENEFITS (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)
Statement [Line Items]
Current post-employment benefits	$ 120	$ 120
Post-employment benefits (note 12)	1,154	1,241
Total post-employment benefits	1,274		$ 1,361	$ 1,361	$ 2,258
Defined Benefit Plans1 [Member]
Statement [Line Items]
Total post-employment benefits	$ 1,274	$ 1,361